Loans Receivable from Franchisees, Net (Tables)	12 Months Ended
Oct. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Loan Receivables from Franchisees

Accounts receivables, net is comprised of the following:

	October 31, 2024	October 31, 2023
Accounts receivables – Non-franchisees	157,769	135,777
Allowance for expected credit losses	(157,769)	(24,398)
Accounts receivables, net – Non-franchisees	-	111,379

	October 31, 2024	October 31, 2023
Accounts receivables – Franchisees	404,974	316,462
Allowance for expected credit losses	(74,082)	(66,106)
Accounts receivables, net – Franchisees	330,892	250,356

Schedule of Allowance for Expected Credit Losses

The following is a summary of the activity in the allowance for expected credit losses:

	October 31, 2024	October 31, 2023
Balance at beginning of year	62,602	—
Provision	—	64,661
Reversal	(8,580)	—
Effect of translation adjustment	1,498	(2,059)
Balance at end of year	55,520	62,602

Schedule of Movement of Loan

The following is a summary of the movement of the loan:

	October 31, 2024	October 31, 2023
Balance at beginning of year	362,917	1,377,676
Loans lend to franchisees	1,236,518	311,083
Repayment from franchisees	(810,660)	(1,361,609)
Effect of translation adjustment	12,737	35,767
Balance at end of year	801,512	362,917

Loan Receivables from Franchisees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Loan Receivables from Franchisees

Loan receivables from franchisees, net comprised of the following:

	October 31, 2024	October 31, 2023
Loan receivables from franchisees	801,512	362,917
Allowance for expected credit losses	(55,520)	(62,602)
Loan receivables from franchisees, net	745,992	300,315

Loans receivable from franchisees, net comprised of the following:

	October 31, 2024	October 31, 2023
Li Yi	—	8,919
Gao Wenjing	52,685	49,051
Cao Qinghua	—	8,919
Wang Shimei	—	49,051
Xu Yong	—	8,919
Nan Xifeng	—	8,919
Zeng Yongjian	46,361	45,279
Song Mingfang	—	48,022
Wang Zhiya	52,685	—
Yu Yang	52,685	48,022
Wang Limin	52,685	—
Li Jie	—	8,919
Sheng Xidong	—	8,919
Zhou Guixiang	—	17,837
Wang Jia	—	8,919
Wang Xuefeng	182,641	8,919
Wang Xiaohui	—	8,919
Qian Renze	—	16,465
Zheng Yanhai	9,132	—
Yang Jiawei	—	8,919
Chen Yu	9,132	—
Zhang Ying	9,132	—
Wang Hongli	9,132	—
Ge Xiaoqing	9,132	—
Zhu Hongjun	52,685	—
Liu Jie	52,685	—
Zhou Qianqian	52,685	—
Meng Hao	52,685	—
Liu Zonghui	52,685	—
Li Ruonan	52,685	—
	801,512	362,917
Less: Allowance for expected credit loss	(55,520)	(62,602)
Loan receivables from franchisees, net	745,992	300,315